Common Stock Warrants (Details Narrative) - USD ($)															9 Months Ended		12 Months Ended
	Jul. 05, 2017	Jul. 02, 2017	Mar. 01, 2017	Jan. 26, 2017	Jan. 08, 2017	Nov. 21, 2016	Aug. 05, 2016	Mar. 28, 2016	Mar. 08, 2016	Jan. 30, 2016	Apr. 19, 2015	Feb. 14, 2015	Jan. 15, 2015	Jan. 02, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017	Jun. 23, 2017	Jun. 16, 2017	Jun. 09, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 02, 2016
Debt principal amount						$ 267,000											$ 925,000				$ 30,000		$ 266,000	$ 267,000	$ 125,000
Proceeds from short term debt									$ 45,000						$ 735,000	$ 188,000	$ 1,088,000	$ 8,500
Number of detachable warrants to acquire shares of common stock									9,000,000
Warrants exercise price per share	$ 0.08								$ 0.005										$ 0.08	$ 0.04		$ 0.05
Fair value of warrants									$ 7,400						475,016	167
Debt default rate									18.00%								0.00%
Number of additional warrants issued during the period									1,000,000
Number of warrants held								2,000,000	200,000	1,000,000			250,000	300,000
Strike price			$ 0.08		$ 0.08			$ 0.06	$ 0.06	$ 0.07			$ 0.15	$ 0.08
Stock issued during period, shares	1,265,411	632,706
Proceeds from issuance of common stock															$ 1,333,000	$ 286,850	$ 298,850	$ 9,000
Warrant [Member]
Common stock, exercisable price per share																	$ 0.01	$ 0.05
Warrant [Member] | First SCP Note [Member]
Stock issued during period, shares							9,000,000
Proceeds from issuance of common stock							$ 45,000
CEO [Member]
Warrants exercise price per share				$ 0.05
Number of warrants held											120,000	80,000
Strike price											$ 0.15	$ .15
Stock issued during period, shares				14,000,000
CEO [Member] | Warrant [Member]
Stock issued during period, shares				14,000,000
Long Term Debt [Member] | SK L-43, LLC [Member]
Warrant vested percentage						300.00%
Long Term Debt [Member] | Letter Agreement [Member] | SK L-43, LLC [Member]
Debt principal amount						$ 925,000
Long Term Debt [Member] | Letter Agreement [Member] | SK L-43, LLC [Member] | April 1, 2017 and May 1, 2017 [Member]
Debt principal amount						$ 1,500,000